Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2019	$ 8,118	$ 8,000
2020	32,472	31,000
2021	18,942	31,000
2022		18,000
Total undiscounted future non-cancelable minimum lease payments	59,532	88,000
Less: Imputed interest
Present value of lease liabilities	$ 59,532	$ 88,000
Weighted average remaining term	1 year 9 months 29 days	2 years 9 months 18 days